Share Based Compensation (Details) - Schedule of options granted to employees are measured based on the grant date fair value of the equity instrument - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Options Granted To Employees Are Measured Based On The Grant Date Fair Value Of The Equity Instrument Abstract
Number of options, outstanding beginning balance (in Shares)	916,500	1,060,600	1,051,800
Weighted Average Exercise Price, outstanding beginning balance	$ 0.0003	$ 3.65	$ 3.27
Weighted Average Grant date Fair Value, outstanding beginning balance	$ 7,480	$ 4,910	$ 5,870
Weighted Average Remaining Contractual Term, outstanding beginning balance	7 years 3 months 3 days
Aggregate Intrinsic Value, outstanding beginning balance (in Dollars)	$ 8,985	$ 637	$ 3,616
Number of Options Granted (in Shares)		2,262,322	552,814	379,000
Weighted Average Exercise Price Granted		$ 0.53	$ 2.49	$ 9.07
Weighted Average Grant date Fair Value Granted		$ 860	$ 3,470	$ 3,100
Weighted Average Remaining Contractual Term Granted
Aggregate Intrinsic Value Granted (in Dollars)
Number of Options Exercised (in Shares)		(988,016)	(544,014)	(213,700)
Weighted Average Exercise Price Exercised
Weighted Average Grant date Fair Value Exercised				$ 8,130
Weighted Average Remaining Contractual Term Exercised
Aggregate Intrinsic Value Exercised (in Dollars)
Number of Options Forfeited (in Shares)				(30,000)
Weighted Average Exercise Price Forfeited				$ 0.0001
Weighted Average Grant date Fair Value Forfeited				$ 3,040.00
Number of Options, outstanding ending balance (in Shares)		2,334,906	1,060,600	1,051,800
Weighted Average Exercise Price, outstanding ending balance		$ 1.69	$ 3.65	$ 3.27
Weighted Average Grant date Fair Value, outstanding ending balance		$ 5,080.00	$ 4,910	$ 5,870
Weighted Average Remaining Contractual Term, outstanding ending balance		8 years 18 days	7 years 25 days	7 years 4 months 13 days
Aggregate Intrinsic Value, outstanding ending balance (in Dollars)		$ 452	$ 637	$ 3,616
Number of Options Vested and exercisable (in Shares)		2,128,656
Weighted Average Exercise Price Vested and exercisable		$ 1.32
Weighted Average Grant date Fair Value Vested and exercisable		$ 2,020.00
Weighted Average Remaining Contractual Term Vested and exercisable		8 years 25 days
Aggregate Intrinsic Value Vested and exercisable (in Dollars)		$ 444